NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF SUBSIDIARIES OF NON-CONTROLLING INTERESTS	The following Company subsidiaries which have non-controlling interests:
	December 31,	December 31,
	2023	2022

Cust2mate	$(5,167)	$(2,791)
AAI	369	394
	$(4,798)	$(2,397)